INCOME TAX (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets, current
Allowance for doubtful accounts	$ 6,885	$ 7,799
Inventory provision	148	210
Provision for contract loss	430	869
Long-term assets	14	18
Deferred revenue	5,737	10,628
Deferred subsidies	570	1,079
Warranty liabilities	1,109	1,902
Recognition of intangible assets	107	473
Accrued payroll	899	1,042
Net operating loss carry forward	5,843	4,560
Valuation allowance	(5,796)	(4,560)
Total deferred tax assets, current	15,946	24,020
Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	(12,685)	(17,518)
Recognition of intangible assets	(1,246)	0
PRC dividend withholding tax	(4,653)	(1,381)
Others	(36)	(61)
Total deferred tax liabilities, current	(5,888)	(1,627)
Net deferred tax assets, current	3,214	6,687
Net deferred tax liabilities, current	(5,888)	(1,627)
Deferred tax assets, non-current
Long-term assets	522	483
Deferred subsidies	1,739	1,851
Recognition of intangible assets	63	271
Warranty liabilities	452	0
Total deferred tax assets, non-current	2,776	2,605
Deferred tax liabilities, non-current
Share of net gains of equity investees	99	(478)
Intangible assets and other non-current assets	(371)	(2,692)
Total deferred tax liabilities, non-current	(272)	(3,170)
Net deferred tax assets-non-current	2,581	1,806
Net deferred tax liabilities-non-current	$ (77)	$ (2,371)